Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS ADVISORS TRUST/IL
Prospectus Date	rr_ProspectusDate	Apr. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2012